FAIR VALUE MEASUREMENTS - Embedded derivative liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at January 1	$ 95,342
Change in fair value	66,397
Ending balance at December 31	161,486	$ 95,342
Embedded derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at January 1	$ 0	786
Issuance of derivative		382	$ 2,673
Change in fair value		(1,168)	(1,887)
Ending balance at December 31		$ 0	$ 786